Taxes (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Taxes (Textual)
Statutory income tax rate	25.00%	25.00%	25.00%
Effective income tax rate	(6.00%)	(4.30%)	(5.60%)
Unrecognized tax benefits	$ 128,467
Withholding tax, percentage	10.00%
CIT [Member]
Taxes (Textual)
Statutory income tax rate	27.50%	27.50%	27.50%
Mainland China [Member]
Taxes (Textual)
Increase/decrease in income taxes	$ 217,671	$ 285,130	$ 317,488
Net income per share (basic and diluted)	$ 0.01	$ 0.02	$ 0.03
Net operating loss carry forwards	$ 4,326,319	$ 3,752,850
Net operating loss carry forwards, expiration date			Dec. 31, 2021
Singapore [Member]
Taxes (Textual)
Statutory income tax rate	17.00%
Net operating loss carry forwards	$ 363,442
Australia [Member]
Taxes (Textual)
Statutory income tax rate	30.00%
Net operating loss carry forwards	$ 225,919
Hong Kong [Member]
Taxes (Textual)
Statutory income tax rate	16.50%
Net operating loss carry forwards	$ 177,964
United States [Member]
Taxes (Textual)
Statutory income tax rate	21.00%
High and New Technology Enterprises [Member]
Taxes (Textual)
Effective income tax rate	15.00%
Tax exemption, description	In accordance with the PRC Income Tax Laws, an enterprise awarded with the "HNTE"s certificate may enjoy a reduced EIT rate of 15%. CLPS Shanghai, the Company's main operating subsidiary in PRC, was recognized as qualified HNTEs in 2013 and enjoyed a preferential tax rate of 15% from 2013 to 2016, and renewed in 2016 for 2016 to 2018. The impact of the preferential tax treatment noted above decreased income taxes by $217,671, $285,130 and $317,488 for the fiscal 2019, 2018 and 2017, respectively. The benefit of the preferential tax treatment on net income per share (basic and diluted) was $0.02, $0.02 and $0.03 for the years ended June 30, 2019, 2018 and 2017, respectively.
Net operating loss carry forwards, expiration date	Nov. 30, 2019
Domestic and Foreign Investment Enterprises [Member]
Taxes (Textual)
Effective income tax rate	25.00%